                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09599

                 ----------------------------------------------

                            STATE STREET MASTER FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                  P.O. Box 5049
                           Boston, Massachusetts 02206
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

     (Name and Address of Agent for Service)                Copy to:

Julie Tedesco, Vice President and Senior Counsel    Timothy W. Diggins, Esq.
       State Street Bank and Trust Company                Ropes & Gray
          One Federal Street, 9th Floor             One International Place
           Boston, Massachusetts 02110          Boston, Massachusetts 02110-2624



Registrant's telephone number, including area code:  (617) 662-3968

Date of fiscal year end:  December 31

Date of reporting period:  December 31, 2005

ITEM 1: SHAREHOLDER REPORT

                    STATE STREET EQUITY 500 INDEX PORTFOLIO
                                 ANNUAL REPORT
                               DECEMBER 31, 2005

STATE STREET EQUITY 500 INDEX PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND ANALYSIS

THE PORTFOLIO

The State Street Equity 500 Index Portfolio's (the "Portfolio") investment objective is to replicate as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known unmanaged stock market index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States.

For the year ended December 31, 2005, the Portfolio gained 4.9%. For the same period, the S&P 500(R) Index gained 4.9%.

THE MARKET

US equity markets have been resilient and not succumbed to the many unsettling events around the world. In the financial world, where uncertainty tends to frighten many investors from investing in the equity markets, there were news events perceived as positive by investors in each of the last two quarters that appeared to more than stave off some of these fears. This is evident in the positive returns posted from the popular broad equity indices.

Although US investors entered the month with high hopes for a solid finish to 2005, December proved a mild disappointment. The S&P 500(R) did notch its best close of the year on December 14, revisiting levels it had not seen since the spring of 2001. However, the remainder of December proved disappointing and left the benchmark flat for the month. Earlier in the fourth quarter, continued resilience of both corporate profits and economic activity helped US equities recover smartly from their post-hurricane malaise, but after the Federal Open Market Committee concluded its eighth and final meeting of 2005 with a 13th consecutive quarter-point rate hike, hints of yield-curve inversion depressed sentiment as 2005 drew to a close. Still, the S&P gained 2.1% in the last three months of the year, bringing its full-year return to a respectable if uninspiring 4.9%. The Russell 1000(R) slowed its pace of outperformance, edging 0.1% higher in December, adding 2.1% in the fourth quarter, and finishing the whole of 2005 with a 6.2% total return.

The more aggressive plays found among small-capitalization and growth issues prospered nicely during November, but they still finished the year in downbeat fashion. The S&P SmallCap 600 Index of smaller companies slipped 0.9% in December, reducing its fourth quarter return to a modest 0.39%. For the whole of 2005, the Index gained 7.68%. The hero of the year was the S&P MidCap 400 Index of middle-capitalization stocks. The S&P MidCap 400 completed its sixth consecutive annual besting of the S&P 500, returning 0.7% in December, 3.3% in the fourth quarter, and 12.6% for all of 2005.

STATE STREET EQUITY 500 INDEX PORTFOLIO

The competition was closer between growth and value styles. Growth companies with exciting profits and products performed well, but those relying on legacy achievements often languished. On the value side, investors rewarded companies that enjoyed strong earnings gains despite their perennial cheapness, while shunning those whose prospects continued to dim. Across capitalizations, large caps were the only group where value still prevailed for the year, while mid and small caps saw growth dominate. Major sector themes dwarfed minor shifts in style emphasis.

STATE STREET EQUITY 500 INDEX PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*                                         DECEMBER 31, 2005
--------------------------------------------------------------------------------
Common Stocks                                                         97.8%
--------------------------------------------------------------------------------
Money Market Funds                                                     1.8
--------------------------------------------------------------------------------
U.S. Government Securities                                             0.2
--------------------------------------------------------------------------------
Liabilities less cash and other assets                                 0.2
--------------------------------------------------------------------------------
Total                                                                100.0%
--------------------------------------------------------------------------------

    TOP FIVE SECTORS (EXCLUDING SHORT-TERM INVESTMENTS)*       DECEMBER 31, 2005
--------------------------------------------------------------------------------
Financials                                                           20.8%
--------------------------------------------------------------------------------
Information Technology                                               14.8
--------------------------------------------------------------------------------
Health Care                                                          12.9
--------------------------------------------------------------------------------
Industrials                                                          11.1
--------------------------------------------------------------------------------
Consumer Discretionary                                               10.6
--------------------------------------------------------------------------------
Total                                                                70.2%
--------------------------------------------------------------------------------

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET EQUITY 500 INDEX PORTFOLIO
GROWTH OF A $10,000 INVESTMENT (A)
[LINE GRAPH]

                                                              State Street Equity 500 Index Portfolio *
3/1/00                                                                                            10000
6/30/00                                                                                           10586
12/31/00                                                                                           9671
6/30/01                                                                                            9011
12/31/01                                                                                           8510
6/30/02                                                                                            7389
12/31/02                                                                                           6624
6/30/03                                                                                            7402
12/31/03                                                                                           8519
6/30/04                                                                                            8813
12/31/04                                                                                           9444
6/30/05                                                                                            9365
12/31/05                                                                                           9904

                                                                     S&P 500 Index ** (b)
3/1/00                                                                             10000
6/30/00                                                                            10585
12/31/00                                                                            9662
6/30/01                                                                             9015
12/31/01                                                                            8514
6/30/02                                                                             7394
12/31/02                                                                            6633
6/30/03                                                                             7413
12/31/03                                                                            8535
6/30/04                                                                             8829
12/31/04                                                                            9464
6/30/05                                                                             9387
12/31/05                                                                            9930

--------------------------------------------------------------------------------
                           INVESTMENT PERFORMANCE (A)
                      For the Year Ended December 31, 2005
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                                    Total Return
                                                       Total Return           Average Annualized Since
                                                      One Year Ended         Commencement of Operations
                                                     December 31, 2005            (March 1, 2000)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
 State Street Equity 500
   Index Portfolio                                         4.87%                      -0.17%
 S&P 500 Index(b)                                          4.91%                      -0.12%
-----------------------------------------------------------------------------------------------------------

(a) Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that a partner's share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes.
(b) The Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index") is an unmanaged capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general.

STATE STREET EQUITY 500 INDEX PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Equity 500 Index Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2005 to December 31, 2005.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the actual return of the Portfolio, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

       To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case-because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2005

-------------------------------------------------------------------------------------------------
                                                BEGINNING          ENDING
                                              ACCOUNT VALUE     ACCOUNT VALUE      EXPENSES PAID
                                              JULY 1, 2005    DECEMBER 31, 2005   DURING PERIOD*
-------------------------------------------------------------------------------------------------
 BASED ON ACTUAL PORTFOLIO RETURN               $1,000.00         $1,057.02            $0.23
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
 BASED ON HYPOTHETICAL
 (5% RETURN BEFORE EXPENSES)                    $1,000.00         $1,024.98            $0.23
-------------------------------------------------------------------------------------------------

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The annualized average weighted expense ratio as of December 31, 2005 was 0.045% . The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2005

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
COMMON STOCKS -- 97.8%
CONSUMER DISCRETIONARY -- 10.6%
Amazon.Com, Inc.(a)                 65,300     $    3,079
Apollo Group, Inc.(a)               31,175          1,885
AutoNation, Inc.(a)                 38,400            834
AutoZone, Inc.(a)                   11,887          1,091
Bed Bath & Beyond, Inc.(a)          62,814          2,271
Best Buy Co., Inc.                  85,381          3,712
Big Lots, Inc.(a)                   24,438            294
Black & Decker Corp.                17,033          1,481
Brunswick Corp.                     20,829            847
Carnival Corp.                      91,719          4,904
CCE Spinco, Inc.(a)                 14,308            187
Centex Corp.                        26,676          1,907
Circuit City Stores, Inc.           35,039            792
Clear Channel Communications,
  Inc.                             114,465          3,600
Coach, Inc.(a)                      80,700          2,691
Comcast Corp.(a)                   463,067         12,021
Cooper Tire & Rubber Co.            12,537            192
D.R. Horton, Inc.                   58,200          2,080
Dana Corp.                          32,949            237
Darden Restaurants, Inc.            28,810          1,120
Dillard's, Inc. Class A             13,653            339
Dollar General Corp.                68,615          1,309
Dow Jones & Co., Inc.               12,526            445
Eastman Kodak Co.                   60,837          1,424
eBay, Inc.(a)                      243,720         10,541
EW Scripps Co.                      18,000            864
Family Dollar Stores, Inc.          30,868            765
Federated Department Stores,
  Inc.                              56,690          3,760
Ford Motor Co.                     396,355          3,060
Fortune Brands, Inc.                30,966          2,416
Gannett Co., Inc.                   51,438          3,116
Gap, Inc.                          123,930          2,186
General Motors Corp.               120,273          2,336
Genuine Parts Co.                   36,593          1,607
Goodyear Tire & Rubber Co.(a)       37,942            659
H&R Block, Inc.                     69,420          1,704
Harley-Davidson, Inc.               58,538          3,014
Harrah's Entertainment, Inc.        39,233          2,797
Hasbro, Inc.                        36,787            742
Hilton Hotels Corp.                 70,043          1,689

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Home Depot, Inc.                   453,057     $   18,340
International Game Technology       72,352          2,227
Interpublic Group of Cos.,
  Inc.(a)                           88,477            854
JC Penney & Co., Inc.               49,488          2,752
Johnson Controls, Inc.              40,896          2,982
Jones Apparel Group, Inc.           25,079            770
KB HOME                             16,562          1,203
Knight-Ridder, Inc.                 14,691            930
Kohl's Corp.(a)                     73,710          3,582
Leggett & Platt, Inc.               39,654            910
Lennar Corp. Class A                28,700          1,751
Limited Brands                      74,469          1,664
Liz Claiborne, Inc.                 22,941            822
Lowe's Cos., Inc.                  165,423         11,027
Marriot International, Inc.
  Class A                           35,139          2,353
Mattel, Inc.                        86,345          1,366
Maytag Corp.                        17,529            330
McDonald's Corp.                   268,453          9,052
McGraw-Hill, Inc.                   79,526          4,106
Meredith Corp.                       8,947            468
New York Times Co. Class A          30,745            813
Newell Rubbermaid, Inc.             57,721          1,373
News Corp. Class A                 520,500          8,094
NIKE, Inc. Class B                  40,813          3,542
Nordstrom, Inc.                     47,176          1,764
Office Depot, Inc.(a)               66,770          2,097
OfficeMax, Inc.                     14,319            363
Omnicom Group, Inc.                 38,717          3,296
Pulte Homes, Inc.                   45,772          1,802
Radioshack Corp.                    28,653            603
Reebok International, Ltd.          11,271            656
Sears Holdings Corp.(a)             21,252          2,455
Sherwin-Williams Co.                24,270          1,102
Snap-On, Inc.                       12,548            471
Stanley Works                       15,532            746
Staples, Inc.                      156,225          3,548
Starbucks Corp.(a)                 162,252          4,869
Starwood Hotels & Resorts
  Worldwide, Inc. Class B           46,212          2,951
Target Corp.                       187,657         10,316
Tiffany & Co.                       30,068          1,151
Time Warner, Inc.                  994,347         17,341
TJX Cos., Inc.                      99,413          2,309

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
CONSUMER DISCRETIONARY -- (CONTINUED)
Tribune Co.                         56,555     $    1,711
Univision Communications, Inc.
  Class A(a)                        49,218          1,447
V.F. Corp.                          19,088          1,056
Viacom, Inc. Class B               329,597         10,745
Walt Disney Co.                    410,273          9,834
Wendy's International, Inc.         24,567          1,358
Whirlpool Corp.                     14,166          1,187
Yum! Brands, Inc.                   61,022          2,861
                                              ------------
                                                  259,348
                                              ------------
CONSUMER STAPLES -- 9.4%
Alberto Culver Co. Class B          16,058            735
Albertson's, Inc.                   78,113          1,668
Altria Group, Inc.                 444,064         33,180
Anheuser-Busch Cos., Inc.          165,067          7,091
Archer-Daniels-Midland Co.         139,167          3,432
Avon Products, Inc.                 97,748          2,791
Brown-Forman Corp. Class B          17,682          1,226
Campbell Soup Co.                   39,583          1,178
Clorox Co.                          32,410          1,844
Coca-Cola Co.                      441,235         17,786
Coca-Cola Enterprises, Inc.         64,300          1,233
Colgate-Palmolive Co.              110,535          6,063
ConAgra Foods, Inc.                109,746          2,226
Constellation Brands, Inc.
  Class A(a)                        40,600          1,065
Costco Wholesale Corp.             100,651          4,979
CVS Corp.                          171,584          4,533
General Mills, Inc.                 75,764          3,737
H.J. Heinz Co.                      72,420          2,442
Hershey Foods Corp.                 39,308          2,172
Kellogg Co.                         54,829          2,370
Kimberly-Clark Corp.                99,664          5,945
Kroger Co.(a)                      153,822          2,904
McCormick & Co., Inc.               28,600            884
Molson Coors Brewing Co., Class
  B                                 12,244            820
Pepsi Bottling Group, Inc.          29,553            845
PepsiCo, Inc.                      353,810         20,903
Procter & Gamble Co.               714,857         41,376
Reynolds American, Inc.             18,240          1,739

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Safeway, Inc.                       95,193     $    2,252
Sara Lee Corp.                     162,017          3,062
SuperValu, Inc.                     29,060            944
Sysco Corp.                        132,281          4,107
Tyson Foods, Inc., Class A          53,800            920
UST Corp.                           34,647          1,415
Wal-Mart Stores, Inc.              532,728         24,932
Walgreen Co.                       216,810          9,596
Whole Foods Market, Inc.            29,000          2,244
Wrigley Wm., Jr. Co.                38,316          2,547
                                              ------------
                                                  229,186
                                              ------------
ENERGY -- 9.1%
Amerada Hess Corp.                  17,002          2,156
Anadarko Petroleum Corp.            49,854          4,724
Apache Corp.                        69,830          4,785
Baker Hughes, Inc.                  71,880          4,369
BJ Services Co.                     68,410          2,509
Burlington Resources, Inc.          80,656          6,952
ChevronTexaco Corp.                477,488         27,107
ConocoPhillips                     295,782         17,209
Devon Energy Corp.                  94,722          5,924
El Paso Corp.                      140,994          1,714
EOG Resources, Inc.                 51,068          3,747
ExxonMobil Corp.                 1,327,102         74,543
Halliburton Co.                    107,986          6,691
Kerr-McGee Corp.                    24,721          2,246
Kinder Morgan, Inc.                 22,338          2,054
Marathon Oil Corp.                  77,257          4,710
Murphy Oil Corp.                    34,900          1,884
Nabors Industries, Ltd.(a)          33,715          2,554
National Oilwell Varco, Inc.(a)     36,200          2,270
Noble Corp.                         29,023          2,047
Occidental Petroleum Corp.          84,923          6,784
Rowan Cos., Inc.                    23,239            828
Schlumberger, Ltd.                 124,907         12,135
Sunoco, Inc.                        28,856          2,262
Transocean, Inc.(a)                 69,395          4,836
Valero Energy Corp.                129,800          6,698
Weatherford International
  Ltd.(a)                           74,100          2,682
Williams Cos., Inc.                121,537          2,816
XTO Energy, Inc.                    76,800          3,375
                                              ------------
                                                  222,611
                                              ------------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
FINANCIALS -- 20.8%
ACE, Ltd.                           67,255     $    3,594
AFLAC, Inc.                        106,616          4,949
Allstate Corp.                     139,107          7,522
Ambac Financial Group, Inc.         23,047          1,776
American Express Co.               263,673         13,569
American International Group,
  Inc.                             553,583         37,771
Ameriprise Financial, Inc.          53,294          2,185
AmSouth Bancorp                     74,619          1,956
AON Corp.                           67,623          2,431
Apartment Investment &
  Management Co. Class A            20,500            776
Archstone-Smith Trust               45,300          1,898
Bank of America Corp.              836,500         38,604
Bank of New York Co., Inc.         165,379          5,267
BB&T Corp.                         116,318          4,875
Bear Stearns Cos., Inc.             24,099          2,784
Capital One Financial Corp.         63,915          5,522
Charles Schwab Corp.               222,293          3,261
Chubb Corp.                         41,839          4,086
Cincinnati Financial Corp.          37,405          1,671
CIT Group, Inc.                     43,200          2,237
Citigroup, Inc.                  1,078,971         52,362
Comerica, Inc.                      35,532          2,017
Compass Bancshares, Inc.            26,100          1,260
Countrywide Financial Corp.        125,486          4,290
E*Trade Financial Corp.(a)          86,300          1,800
Equity Office Properties Trust      87,841          2,664
Equity Residential                  60,907          2,383
Fannie Mae                         205,329         10,022
Federal Home Loan Mortgage
  Corp.                            146,446          9,570
Federated Investors, Inc. Class
  B                                 18,100            670
Fifth Third Bancorp                118,200          4,458
First Horizon National Corp.        26,117          1,004
Franklin Resources, Inc.            31,744          2,984
Genworth Financial, Inc.            80,000          2,766
Golden West Financial Corp.         54,622          3,605
Goldman Sachs Group, Inc.           96,100         12,273
Hartford Financial Services
  Group, Inc.                       63,588          5,462
Huntington Bancshares, Inc.         49,154          1,167

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
J.P. Morgan Chase & Co.            744,919     $   29,566
Janus Capital Group, Inc.           48,419            902
Jefferson-Pilot Corp.               28,460          1,620
KeyCorp                             86,909          2,862
Lehman Brothers Holdings, Inc.      57,118          7,321
Lincoln National Corp.              36,431          1,932
Loews Corp.                         29,014          2,752
M & T Bank Corp.                    17,200          1,876
Marsh & McLennan Cos., Inc.        113,736          3,612
Marshall & Ilsley Corp.             43,992          1,893
MBIA, Inc.                          28,458          1,712
MBNA Corp.                         307,902          8,360
Mellon Financial Corp.              89,423          3,063
Merrill Lynch & Co., Inc.          195,927         13,270
MetLife, Inc.                      160,707          7,875
MGIC Investment Corp.               19,362          1,274
Moody's Corp.                       52,930          3,251
Morgan Stanley                     229,843         13,041
National City Corp.                117,491          3,944
North Fork Bancorp, Inc.           101,635          2,781
Northern Trust Corp.                39,540          2,049
Plum Creek Timber Co., Inc.         38,580          1,391
PNC Financial Services Group,
  Inc.                              62,147          3,843
Principal Financial Group,
  Inc.                              59,650          2,829
Progressive Corp.                   41,947          4,899
ProLogis                            52,800          2,467
Prudential Financial, Inc.         107,700          7,883
Public Storage, Inc.                17,700          1,199
Regions Financial Corp.             97,709          3,338
SAFECO Corp.                        26,764          1,512
Simon Property Group, Inc.          39,163          3,001
SLM Corp.                           88,842          4,894
Sovereign Bancorp, Inc.             76,800          1,660
St. Paul Travelers Cos., Inc.      147,725          6,599
State Street Corp.(b)               70,325          3,899
SunTrust Banks, Inc.                77,072          5,608
Synovus Financial Corp.             64,704          1,748
T. Rowe Price Group, Inc.           27,790          2,002
Torchmark Corp.                     22,276          1,239
U.S. Bancorp                       387,861         11,593
UnumProvident Corp.                 62,935          1,432
Vornado Realty Trust                25,200          2,103

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
FINANCIALS -- (CONTINUED)
Wachovia Corp.                     331,286     $   17,512
Washington Mutual, Inc.            210,413          9,153
Wells Fargo Co.                    356,611         22,406
XL Capital, Ltd. Class A            36,732          2,475
Zions Bancorp                       22,119          1,671
                                              ------------
                                                  510,803
                                              ------------
HEALTH CARE -- 12.9%
Abbott Laboratories                330,267         13,022
Aetna, Inc.                         60,964          5,750
Allergan, Inc.                      27,791          3,000
AmerisourceBergen Corp.             44,232          1,831
Amgen, Inc.(a)                     262,175         20,675
Applera Corp. -- Applied
  Biosystems Group                  40,067          1,064
Bausch & Lomb, Inc.                 11,325            769
Baxter International, Inc.         132,226          4,978
Becton, Dickinson & Co.             53,429          3,210
Biogen Idec, Inc.(a)                72,473          3,285
Biomet, Inc.                        53,041          1,940
Boston Scientific Corp.(a)         126,296          3,093
Bristol-Myers Squibb Co.           415,617          9,551
C.R. Bard, Inc.                     22,094          1,456
Cardinal Health, Inc.               90,866          6,247
Caremark Rx, Inc.(a)                95,708          4,957
Chiron Corp.(a)                     23,344          1,038
CIGNA Corp.                         27,089          3,026
Coventry Health Care, Inc.(a)       34,500          1,965
Eli Lilly & Co.                    240,897         13,632
Express Scripts, Inc.(a)            31,500          2,640
Fisher Scientific
  International, Inc.(a)            25,900          1,602
Forest Laboratories, Inc.(a)        72,206          2,937
Genzyme Corp.(a)                    54,105          3,830
Gilead Sciences, Inc.(a)            96,900          5,100
Guidant Corp.                       69,664          4,511
HCA, Inc.                           89,759          4,533
Health Management Associates,
  Inc. Class A                      52,698          1,157
Hospira, Inc.(a)                    33,936          1,452
Humana, Inc.(a)                     34,425          1,870
IMS Health, Inc.                    48,381          1,206

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Johnson & Johnson                  634,446     $   38,130
King Pharmaceuticals, Inc.(a)       52,332            885
Laboratory Corp. of America
  Holdings(a)                       28,600          1,540
Manor Care, Inc.                    16,651            662
McKesson Corp.                      65,931          3,401
Medco Health Solutions, Inc.(a)     65,072          3,631
MedImmune, Inc.(a)                  51,965          1,820
Medtronic, Inc.                    257,302         14,813
Merck & Co., Inc.                  466,503         14,840
Millipore Corp.(a)                  10,728            709
Mylan Laboratories Inc.             46,100            920
Patterson Cos., Inc.(a)             27,600            922
Pfizer, Inc.                     1,572,074         36,661
Quest Diagnostics Inc.              35,500          1,828
Schering-Plough Corp.              313,724          6,541
St. Jude Medical, Inc.(a)           76,894          3,860
Stryker Corp.                       62,108          2,760
Tenet Healthcare Corp.(a)           99,009            758
Thermo Electron Corp.(a)            33,929          1,022
UnitedHealth Group, Inc.           290,768         18,068
Watson Pharmaceuticals, Inc.(a)     22,003            715
Wellpoint, Inc.(a)                 130,178         10,387
Wyeth                              284,931         13,127
Zimmer Holdings, Inc.(a)            52,620          3,549
                                              ------------
                                                  316,876
                                              ------------
INDUSTRIALS -- 11.1%
3M Co.                             162,584         12,600
Allied Waste Industries,
  Inc.(a)                           46,467            406
American Power Conversion
  Corp.                             36,667            807
American Standard Cos., Inc.        39,221          1,567
Avery Dennison Corp.                23,670          1,308
Boeing Co.                         172,145         12,091
Burlington Northern Santa Fe
  Corp.                             79,450          5,627
Caterpillar, Inc.                  145,070          8,381
Cendant Corp.                      218,422          3,768
Cintas Corp.                        29,382          1,210
Cooper Industries, Ltd.             19,521          1,425
CSX Corp.                           45,824          2,326
Cummins, Inc.                        9,973            895
Danaher Corp.                       50,826          2,835

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
INDUSTRIALS -- (CONTINUED)
Deere & Co.                         51,241     $    3,490
Dover Corp.                         42,713          1,729
Eaton Corp.                         30,878          2,072
Emerson Electric Co.                87,735          6,554
Equifax, Inc.                       27,769          1,056
FedEx Corp.                         64,346          6,653
Fluor Corp.                         18,106          1,399
General Dynamics Corp.              42,706          4,871
General Electric Co.             2,253,423         78,982
Goodrich Co.                        25,755          1,058
Honeywell International, Inc.      179,742          6,695
Illinois Tool Works, Inc.           44,064          3,877
Ingersoll-Rand Co. Class A          71,600          2,890
ITT Industries, Inc.                19,602          2,015
L-3 Communications Holdings,
  Inc.                              25,200          1,874
Lockheed Martin Corp.               76,271          4,853
Masco Corp.                         91,274          2,756
Monster Worldwide, Inc.(a)          25,792          1,053
Navistar International Corp.(a)     13,180            377
Norfolk Southern Corp.              85,961          3,854
Northrop Grumman Corp.              75,978          4,567
PACCAR, Inc.                        36,570          2,532
Pall Corp.                          26,774            719
Parker-Hannifin Corp.               25,223          1,664
Pitney Bowes, Inc.                  48,439          2,047
R.R. Donnelley & Sons Co.           45,660          1,562
Raytheon Co.                        96,014          3,855
Robert Half International,
  Inc.                              36,214          1,372
Rockwell Automation, Inc.           38,820          2,297
Rockwell Collins, Inc.              37,619          1,748
Ryder Systems, Inc.                 13,980            573
Southwest Airlines Co.             147,740          2,427
Textron, Inc.                       28,375          2,184
Tyco International, Ltd.           429,548         12,397
Union Pacific Corp.                 56,140          4,520
United Parcel Service, Inc.
  Class B                          235,300         17,683
United Technologies Corp.          217,514         12,161
W.W. Grainger, Inc.                 16,109          1,145
Waste Management, Inc.             117,679          3,572
                                              ------------
                                                  272,379
                                              ------------

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
INFORMATION TECHNOLOGY -- 14.8%
ADC Telecommunications, Inc.(a)     25,018     $      559
Adobe Systems, Inc.                126,542          4,677
Advanced Micro Devices, Inc.(a)     82,884          2,536
Affiliated Computer Services,
  Inc.(a)                           26,500          1,568
Agilent Technologies, Inc.(a)       87,697          2,919
Altera Corp.(a)                     79,078          1,465
Analog Devices, Inc.                78,261          2,807
Andrew Corp.(a)                     34,827            374
Apple Computer, Inc.(a)            179,692         12,918
Applied Materials, Inc.            344,761          6,185
Applied Micro Circuits Corp.(a)     68,042            175
Autodesk, Inc.                      48,430          2,080
Automatic Data Processing,
  Inc.                             123,538          5,669
Avaya, Inc.(a)                      90,415            965
BMC Software, Inc.(a)               46,836            960
Broadcom Corp.(a)                   60,246          2,841
CIENA Corp.(a)                     126,088            375
Cisco Systems, Inc.(a)           1,310,059         22,428
Citrix Systems, Inc.(a)             35,753          1,029
Computer Associates
  International, Inc.               99,513          2,805
Computer Sciences Corp.(a)          39,182          1,984
Compuware Corp.(a)                  84,057            754
Comverse Technology, Inc.(a)        42,838          1,139
Convergys Corp.(a)                  30,805            488
Corning, Inc.(a)                   324,985          6,389
Dell, Inc.(a)                      501,991         15,055
Electronic Arts, Inc.(a)            64,600          3,379
Electronic Data Systems Corp.      110,186          2,649
EMC Corp.(a)                       512,241          6,977
First Data Corp.                   162,904          7,007
Fiserv, Inc.(a)                     40,247          1,742
Freescale Semiconductor,
  Inc.(a)                           85,908          2,162
Gateway, Inc.(a)                    65,065            163
Hewlett-Packard Co.                608,719         17,428
Intel Corp.                      1,285,703         32,091
International Business Machines
  Corp.                            336,818         27,686
Intuit, Inc.(a)                     37,751          2,012
Jabil Circuit, Inc.(a)              36,613          1,358
JDS Uniphase Corp.(a)              352,519            832

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
INFORMATION TECHNOLOGY -- (CONTINUED)
KLA-Tencor Corp.                    41,864     $    2,065
Lexmark International Group,
  Inc. Class A(a)                   25,102          1,125
Linear Technology Corp.             65,075          2,347
LSI Logic Corp.(a)                  81,935            656
Lucent Technologies, Inc.(a)       944,472          2,512
Maxim Integrated Products,
  Inc.                              69,656          2,524
Mercury Interactive Corp.(a)        18,248            507
Micron Technology, Inc.(a)         129,932          1,729
Microsoft Corp.                  1,952,204         51,050
Molex, Inc.                         30,910            802
Motorola, Inc.                     531,198         12,000
National Semiconductor Corp.        73,518          1,910
NCR Corp.                           39,184          1,330
Network Appliance, Inc.(a)          77,867          2,102
Novell, Inc.(a)                     82,542            729
Novellus Systems, Inc.(a)           28,769            694
NVIDIA Corp.(a)                     35,951          1,314
Oracle Corp.(a)                    800,038          9,769
Parametric Technology Corp.(a)      58,241            355
Paychex, Inc.                       71,027          2,708
PerkinElmer, Inc.                   27,257            642
PMC-Sierra, Inc.(a)                 38,624            298
QLogic Corp.(a)                     17,145            557
QUALCOMM, Inc.                     350,678         15,107
Sabre Holdings Corp. Class A        28,424            685
Sanmina-SCI Corp.(a)               112,858            481
Scientific-Atlanta, Inc.            32,168          1,386
Siebel Systems, Inc.               110,658          1,171
Solectron Corp.(a)                 187,214            685
Sun Microsystems, Inc.(a)          724,488          3,036
Symantec Corp.(a)                  229,834          4,022
Symbol Technologies, Inc.           52,185            669
Tektronix, Inc.                     18,629            526
Tellabs, Inc.(a)                    95,775          1,044
Teradyne, Inc.(a)                   41,392            603
Texas Instruments, Inc.            343,703         11,023
Unisys Corp.(a)                     72,779            424
Waters Corp.(a)                     23,557            891
Xerox Corp.(a)                     203,742          2,985

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
Xilinx, Inc.                        74,104     $    1,868
Yahoo!, Inc.(a)                    269,280         10,550
                                              ------------
                                                  363,511
                                              ------------
MATERIALS -- 2.9%
Air Products & Chemicals, Inc.      47,289          2,799
Alcoa, Inc.                        185,346          5,481
Allegheny Technologies, Inc.        18,029            650
Ashland, Inc.                       15,880            919
Ball Corp.                          23,170            920
Bemis Co., Inc.                     23,128            645
Dow Chemical Co.                   204,999          8,983
E.I. Du Pont de Nemours & Co.      194,439          8,264
Eastman Chemical Co.                16,862            870
Ecolab, Inc.                        39,426          1,430
Engelhard Corp.                     25,130            758
Freeport-McMoRan Copper & Gold,
  Inc. Class B                      38,014          2,045
Hercules, Inc.(a)                   24,698            279
International Flavors &
  Fragrances, Inc.                  17,504            586
International Paper Co.            104,256          3,504
Louisiana-Pacific Corp.             23,859            655
MeadWestvaco Corp.                  39,188          1,098
Monsanto Co.                        57,146          4,430
Newmont Mining Corp.                94,942          5,070
Nucor Corp.                         33,104          2,209
Pactiv Corp.(a)                     32,164            708
Phelps Dodge Corp.                  21,705          3,123
PPG Industries, Inc.                36,090          2,090
Praxair, Inc.                       68,720          3,639
Rohm & Haas Co.                     31,096          1,506
Sealed Air Corp.(a)                 18,036          1,013
Sigma-Aldrich Corp.                 14,493            917
Temple-Inland, Inc.                 23,828          1,069
United States Steel Corp.           24,002          1,154
Vulcan Materials Co.                21,696          1,470
Weyerhaeuser Co.                    52,024          3,451
                                              ------------
                                                   71,735
                                              ------------
TELECOMMUNICATION SERVICES -- 2.9%
ALLTEL Corp.                        81,098          5,117
AT&T, Inc.                         834,853         20,446
BellSouth Corp.                    388,628         10,532

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2005

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
TELECOMMUNICATION SERVICES -- (CONTINUED)
CenturyTel, Inc.                    27,408     $      909
Citizens Communications Co.         72,677            889
Qwest Communications
  International, Inc. (a)          325,122          1,837
Sprint Corp. (Fon Group)           630,100         14,719
Verizon Communications, Inc.       587,498         17,695
                                              ------------
                                                   72,144
                                              ------------
UTILITIES -- 3.3%
AES Corp. (a)                      137,914          2,183
Allegheny Energy, Inc. (a)          33,899          1,073
Ameren Corp.                        43,242          2,216
American Electric Power Co.,
  Inc.                              84,054          3,118
CenterPoint Energy, Inc.            63,893            821
Cinergy Corp.                       42,258          1,794
CMS Energy Corp. (a)                46,605            676
Consolidated Edison, Inc.           51,022          2,364
Constellation Energy Group,
  Inc.                              37,803          2,177
Dominion Resources, Inc.            74,087          5,720
DTE Energy Co.                      38,046          1,643
Duke Energy Corp.                  196,877          5,404
Dynegy Inc. Class A (a)             61,330            297
Edison International                69,262          3,021
Entergy Corp.                       44,143          3,030
Exelon Corp.                       142,478          7,571
FirstEnergy Corp.                   70,112          3,435
FPL Group, Inc.                     84,278          3,503
KeySpan Corp.                       37,006          1,321
Nicor, Inc.                          9,313            366
NiSource, Inc.                      57,867          1,207
Peoples Energy Corp.                 8,131            285
PG&E Corp.                          71,823          2,666
Pinnacle West Capital Corp.         20,581            851
PPL Corp.                           80,536          2,368
Progress Energy, Inc.               53,308          2,341
Public Service Enterprise
  Group, Inc.                       53,422          3,471
Sempra Energy                       54,789          2,457
Southern Co.                       158,658          5,478
TECO Energy, Inc.                   43,276            744

                                                 MARKET
                                                 VALUE
                                   SHARES        (000)
                                 ----------   ------------
TXU Corp.                          102,096     $    5,124
Xcel Energy, Inc.                   85,597          1,580
                                              ------------
                                                   80,305
                                              ------------
TOTAL COMMON STOCKS (Cost
  $1,716,590,222)                               2,398,898
                                              ------------
                                    PAR
                                   AMOUNT
                                   (000)
                                 ----------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill
  3.89% due 03/09/06 (c) (d)     $   4,299          4,268
                                              ------------
TOTAL U.S. GOVERNMENT
  SECURITIES (Cost $4,267,876)                      4,268
                                              ------------
                                   SHARES
                                   (000)
                                 ----------
MONEY MARKET FUNDS -- 1.8%
AIM Short Term Investment Prime
  Portfolio                         45,503     $   45,503
Federated Money Market
  Obligations Trust                    502            502
TOTAL MONEY MARKET FUNDS
  (Cost $46,004,859)                               46,005
TOTAL INVESTMENTS -- 99.8%
(identified cost
  $1,766,862,957)                               2,449,171
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.2%                               3,938
                                              ------------
NET ASSETS -- 100%                             $2,453,109
                                              ============
                                               UNREALIZED
                                 NUMBER OF    DEPRECIATION
                                 CONTRACTS       (000)
                                 ----------   ------------
SCHEDULE OF FUTURES CONTRACTS
S&P 500 Financial Futures
  Contracts (long) Expiration
  Date 03/2006                         613     $     (766)
                                              ------------
Total unrealized depreciation
  on open futures contracts
  purchased                                    $     (766)
                                              ============

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
DECEMBER 31, 2005

---------------
(a) Non-income producing security.
(b) Affiliated issuer. See table that follows for more information.
(c) Security held as collateral in relation to initial margin requirements on futures contracts.
(d) Rate represents annualized yield at date of purchase.

AFFILIATE TABLE

                                                                                              INCOME EARNED
                          NUMBER OF    SHARES PURCHASED   SHARES SOLD FOR      NUMBER OF       FOR THE YEAR    REALIZED GAIN
                         SHARES HELD     FOR THE YEAR     THE YEAR ENDED    SHARES HELD AT    ENDED 12/31/05   ON SHARES SOLD
SECURITY DESCRIPTION     12/31/2004     ENDED 12/31/05       12/31/05          12/31/05           (000)            (000)
--------------------     -----------   ----------------   ---------------   ---------------   --------------   --------------
State Street Corp.           79,225            6,600              15,500        70,325             $ 53             $97
State Street Navigator
  Securities Lending
  Prime Portfolio        98,441,667      953,981,360       1,052,423,027            --             $103              --


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005
(Amounts in thousands)

ASSETS
Investments in unaffiliated issuers at market (identified
  cost $1,764,546)                                             $2,445,272
Investments in non-controlled affiliates at market
  (identified cost $2,317) (Note 4)                                 3,899
                                                               ----------
                                                                2,449,171

Receivables:
  Investment securities sold                                        3,526
  Dividends and interest                                            3,338
                                                               ----------
     Total assets                                               2,456,035
LIABILITIES
Payables:
  Investment securities purchased                                   2,574
  Daily variation margin on futures contracts                         244
  Management fees (Note 4)                                             95
  Due to custodian                                                     13
                                                               ----------
     Total liabilities                                              2,926
                                                               ----------
NET ASSETS                                                     $2,453,109
                                                               ==========


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005
(Amounts in thousands)

INVESTMENT INCOME
  Dividend income -- unaffiliated issuers                                $ 45,344
  Dividend income -- non-controlled affiliated issuer                          53
  Interest                                                                  1,561
  Security lending income (Notes 2 and 4)                                     103
                                                                         --------
     Total Investment Income                                               47,061
EXPENSES
  Management fees (Note 4)                                    $  1,125
                                                              --------
     Total Expenses                                                         1,125
                                                                         --------
NET INVESTMENT INCOME                                                      45,936
                                                                         --------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
  Investments -- unaffiliated issuers                             (808)
  Investments -- non-controlled affiliated issuer                   97
  In-kind transfers                                             (8,353)
  Futures contracts                                              1,878
                                                              --------
                                                                           (7,186)
Net change in net unrealized appreciation (depreciation) on:
  Investments                                                   65,566
  Futures contracts                                             (1,839)
                                                              --------
                                                                           63,727
                                                                         --------
Net realized and unrealized gain                                           56,541
                                                                         --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $102,477
                                                                         ========


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                               For the             For the
                                                             Year Ended          Year Ended
                                                            December 31,        December 31,
                                                                2005                2004
                                                          -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
  Net Investment Income.................................     $   45,936          $   52,658
  Net realized loss on investments and futures
     contracts..........................................         (7,186)            (26,489)
  Net change in net unrealized appreciation
     (depreciation).....................................         63,727             249,898
                                                             ----------          ----------
     Net increase in net assets resulting from
       operations.......................................        102,477             276,067
                                                             ----------          ----------

CAPITAL TRANSACTIONS
  Proceeds from contributions...........................        278,352             331,241
  Fair value of withdrawals.............................       (457,339)           (481,557)
  Withdrawals in-kind...................................       (237,848)            (72,956)
                                                             ----------          ----------
     Net decrease in net assets from capital
       transactions.....................................       (416,835)           (223,272)
                                                             ----------          ----------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS.............       (314,358)             52,795
NET ASSETS
Beginning of year.......................................      2,767,467           2,714,672
                                                             ----------          ----------
End of year.............................................     $2,453,109          $2,767,467
                                                             ==========          ==========


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

                                  For the        Year         Year         Year         Year
                                 Year Ended     Ended        Ended        Ended        Ended
                                  12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                                 ----------    --------     --------     --------     --------
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in
     thousands)                  $2,453,109   $2,767,467   $2,714,672   $1,992,548   $2,692,298
  Ratios to average net assets:
     Operating expenses               0.045%       0.045%       0.045%       0.045%       0.045%
     Net investment income             1.84%        1.97%        1.74%        1.57%        1.34%
     Portfolio turnover rate*             8%           9%          12%          13%          14%
     Total return(a)                   4.87%       10.86%       28.62%      (22.16)%     (11.94)%

---------------
*   The portfolio turnover rate excludes in-kind security transactions.
(a) Results represent past performance and are not indicative of future results.


                       See Notes to Financial Statements.

STATE STREET EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

1. ORGANIZATION

State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises six investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the "Portfolio"). At December 31, 2005, only the Portfolio and the State Street Money Market Portfolio were in operation. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500(R) Index"). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500(R) Index. The S&P 500(R) Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2005

on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

FUTURES: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the "SEC") requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

SECURITIES LENDING: The Trust, on behalf of the Portfolio, had entered into a Securities Lending Agreement (the "Agreement") with State Street Bank and Trust Company ("State Street") whereby the Portfolio would lend portfolio securities to qualified borrowers in order to earn additional income. On September 27, 2005, the Agreement was terminated and the Portfolio discontinued lending portfolio securities. The Agreement required that loans be secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income was allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2005, the earned income for the Portfolio and State Street was $102,925 and $34,308, respectively.

STATE STREET EQUITY 500 INDEX PORTFOLIO

DECEMBER 31, 2005

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. SECURITIES TRANSACTIONS

For the year ended December 31, 2005, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind withdrawals, aggregated to $205,795,356 and $324,324,748, respectively. The aggregate value of in-kind withdrawals was $237,847,807.

At December 31, 2005, the tax cost of investments was $1,952,530,390. The aggregate gross unrealized appreciation and gross unrealized depreciation was $801,244,221 and $304,603,493, respectively, resulting in net appreciation of $496,640,728 for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4. RELATED PARTY FEES AND TRANSACTIONS

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM's services as investment adviser and for State Street's services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio's average daily net assets.

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the State Street Navigator Securities Lending Prime Portfolio, which is offered by State Street and advised by SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of each of these investments at December 31, 2005 is listed in the Portfolio of Investments.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

STATE STREET EQUITY 500 INDEX PORTFOLIO

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and
Owners of Beneficial Interest of State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds)(the Portfolio) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                  /s/ ERNST & YOUNG LLP
Boston, Massachusetts
February 16, 2006

STATE STREET EQUITY 500 INDEX PORTFOLIO

GENERAL INFORMATION (UNAUDITED)
DECEMBER 31, 2005

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 16, 2005 (the "Meeting") to consider the renewal of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from the relationship with the Portfolio and Trust, (iv) the extent to which economies of scale would be realized if and as the Portfolio grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Portfolio and Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.4 trillion in assets under management. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. Accordingly, they concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended September 30, 2005. They first discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations. Concluding that these methodologies were reasonable, they turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio's advisory fee and total expense ratio were lower than the average for its peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator, custodian and transfer agent and the Portfolio's use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, in view of the comparatively small asset size of the Portfolio, the economies of scale actually realized, if any, were minor and that, in any event, such economies of scale, if any, were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves.

STATE STREET EQUITY 500 INDEX PORTFOLIO

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

    - business addresses and ages;

    - principal occupations during the past five years; and

    - other directorships of publicly traded companies or funds.

As of December 31, 2005, none of the Trustees were considered to be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

 ---------------------------------------------------------------------------------------------------------------
                                                                                                     NUMBER OF
                                                                                                      FUNDS IN
                           POSITION(S)   TERM OF OFFICE                                             FUND COMPLEX
    NAME, ADDRESS, AND      HELD WITH    AND LENGTH OF              PRINCIPAL OCCUPATION            OVERSEEN BY
  DATE OF BIRTH ("DOB")       TRUST       TIME SERVED              DURING PAST FIVE YEARS             TRUSTEE*
 ---------------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES:
 ---------------------------------------------------------------------------------------------------------------
 Michael F. Holland        Trustee and  Term: Indefinite  Chairman, Holland & Company L.L.C.             12
 Holland & Company, LLC    Chairman of                    (investment adviser) (1995 -- present).
 375 Park Avenue           the Board    Elected: 2/00
 New York, NY 10152
 DOB: July 7, 1944
 ---------------------------------------------------------------------------------------------------------------



 William L. Boyan          Trustee      Term: Indefinite  Trustee of Old Mutual South Africa             12
 State Street Master                                      Master Trust (investments)
 Funds                                  Elected: 2/00     (1995 -- present); Chairman emeritus,
 P.O. Box 5049                                            Children's Hospital (1984 -- present);
 Boston, MA 02206                                         Director, Boston Plan For Excellence
 DOB: January 20, 1937                                    (non-profit) (1994  -- present);
                                                          President and Chief Operations Officer,
                                                          John Hancock Mutual Life Insurance
                                                          Company (1959 -- 1999). Mr. Boyan
                                                          retired in 1999.
 ---------------------------------------------------------------------------------------------------------------



 Rina K. Spence            Trustee      Term: Indefinite  President of SpenceCare International          12
 7 Acacia Street                                          LLC (1998 -- present); Member of the
 Cambridge, MA 02138                    Elected: 2/00     Advisory Board, Ingenium Corp.
 DOB: October 24, 1948                                    (technology company) (2001 -- present);
                                                          Chief Executive Officer, IEmily.com
                                                          (internet company) (2000 -- 2001); Chief
                                                          Executive Officer of Consensus
                                                          Pharmaceutical, Inc. (1998 -- 1999);
                                                          Founder, President and Chief Executive
                                                          Officer of Spence Center for Women's
                                                          Health (1994 -- 1998); Trustee, Eastern
                                                          Enterprise (utilities) (1988 -- 2000).
 ---------------------------------------------------------------------------------------------------------------
 Douglas T. Williams       Trustee      Term: Indefinite  Executive Vice President of Chase              12
 State Street Master                                      Manhattan Bank (1987 -- 1999). Mr.
 Funds                                  Elected: 2/00     Williams retired in 1999.
 P.O. Box 5049
 Boston, MA 02206
 DOB: December 23, 1940
 ---------------------------------------------------------------------------------------------------------------

 -----------------------  -------------------

                                 OTHER
                             DIRECTORSHIPS
    NAME, ADDRESS, AND          HELD BY
  DATE OF BIRTH ("DOB")         TRUSTEE
 -----------------------  -------------------
 INDEPENDENT TRUSTEES:
 --------------------------------------------
 Michael F. Holland       Trustee, State
 Holland & Company, LLC   Street
 375 Park Avenue          Institutional
 New York, NY 10152       Investment Trust;
 DOB: July 7, 1944        Director, the
                          Holland Series
                          Fund, Inc.; and
                          Director, the China
                          Fund, Inc.
 --------------------------------------------



 William L. Boyan         Trustee, State
 State Street Master      Street
 Funds                    Institutional
 P.O. Box 5049            Investment Trust;
 Boston, MA 02206         and Trustee, Old
 DOB: January 20, 1937    Mutual South Africa
                          Master Trust
 --------------------------------------------



 Rina K. Spence           Trustee, State
 7 Acacia Street          Street
 Cambridge, MA 02138      Institutional
 DOB: October 24, 1948    Investment Trust;
                          Director, Berkshire
                          Life Insurance
                          Company of America;
                          and Director,
                          IEmily.com
 --------------------------------------------
 Douglas T. Williams      Trustee, State
 State Street Master      Street
 Funds                    Institutional
 P.O. Box 5049            Investment Trust
 Boston, MA 02206
 DOB: December 23, 1940
 --------------------------------------------

* The "Fund Complex" consists of six series of the Trust and six series of State Street Institutional Investment Trust.

STATE STREET EQUITY 500 INDEX PORTFOLIO

 ---------------------------------------------------------------------------------------------------------------------
                                                                                                           NUMBER OF
                                                                                                            FUNDS IN
                              POSITION(S)  TERM OF OFFICE                                                 FUND COMPLEX
       NAME, ADDRESS,          HELD WITH    AND LENGTH OF               PRINCIPAL OCCUPATION              OVERSEEN BY
  AND DATE OF BIRTH ("DOB")      TRUST       TIME SERVED              DURING PAST FIVE YEARS*               TRUSTEE
 ---------------------------------------------------------------------------------------------------------------------
 EXECUTIVE OFFICERS:
 ---------------------------------------------------------------------------------------------------------------------
 James E. Ross                President    Term:            President, SSgA Funds Management, Inc.             --
 SSgA Funds                                Indefinite       (2005 -- present); Principal, SSgA Funds
 Management, Inc.                                           Management, Inc. (2001 -- present);
 State Street Financial                    Elected: 4/05    Principal, State Street Global Advisers
 Center One Lincoln Street                                  (March 2000 -- present); Vice President,
 Boston, MA 02111                                           State Street Bank and Trust Company
 DOB: June 24, 1965                                         (1998 -- March 2000).
 ---------------------------------------------------------------------------------------------------------------------



 Gary L. French               Treasurer    Term:            Senior Vice President of State Street Bank         --
 State Street Bank                         Indefinite       and Trust Company (2002 -- present);
 and Trust Company                                          Managing Director, Deutsch Bank (including
 2 Avenue de Lafayette                     Elected: 5/05    its predecessor, Scudder Investments), Fund
 Boston, MA 02111                                           Operations Unit (2001 -- 2002); President,
 DOB: July 4, 1951                                          UAM Fund Services (1995 to 2001).
 ---------------------------------------------------------------------------------------------------------------------



 Julie A. Tedesco             Secretary    Term:            Vice President and Senior Counsel of State         --
 State Street Bank                         Indefinite       Street Bank and Trust Company
 and Trust Company                                          (2000 -- present); Counsel of First Data
 225 Franklin Street                       Elected: 5/00    Investor Services Group, Inc.,
 Boston, MA 02110                                           (1994 -- 2000).
 DOB: September 30, 1957
 ---------------------------------------------------------------------------------------------------------------------



 Peter A. Ambrosini           Chief        Term:            Senior Principal and Chief Compliance and          --
 SSgA Funds                   Compliance   Indefinite       Risk Management Officer, SSgA Funds
 Management, Inc.             Officer                       Management, Inc. and State Street Global
 State Street                              Elected: 5/04    Advisors (2001 -- present); Managing
 Financial Center                                           Director, PricewaterhouseCoopers LLP
 One Lincoln Street                                         (1986 -- 2001).
 Boston, MA 02111
 DOB: December 17, 1943
 ---------------------------------------------------------------------------------------------------------------------

 --------------------------  ---------------

                                  OTHER
       NAME, ADDRESS,         DIRECTORSHIPS
  AND DATE OF BIRTH ("DOB")  HELD BY TRUSTEE
 --------------------------  ---------------
 EXECUTIVE OFFICERS:
 -------------------------------------------
 James E. Ross                     --
 SSgA Funds
 Management, Inc.
 State Street Financial
 Center One Lincoln Street
 Boston, MA 02111
 DOB: June 24, 1965
 -------------------------------------------



 Gary L. French                    --
 State Street Bank
 and Trust Company
 2 Avenue de Lafayette
 Boston, MA 02111
 DOB: July 4, 1951
 -------------------------------------------



 Julie A. Tedesco                  --
 State Street Bank
 and Trust Company
 225 Franklin Street
 Boston, MA 02110
 DOB: September 30, 1957
 -------------------------------------------



 Peter A. Ambrosini                --
 SSgA Funds
 Management, Inc.
 State Street
 Financial Center
 One Lincoln Street
 Boston, MA 02111
 DOB: December 17, 1943
 -------------------------------------------

* Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

INVESTMENT ADVISER

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

LEGAL COUNSEL

Ropes & Gray LLP

One International Place

Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET EQUITY 500 INDEX PORTFOLIO

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

                      (This Page Intentionally Left Blank)

                       STATE STREET MONEY MARKET PORTFOLIO

                                  ANNUAL REPORT

                                DECEMBER 31, 2005

STATE STREET MONEY MARKET PORTFOLIO

PORTFOLIO STATISTICS (UNAUDITED)

PORTFOLIO COMPOSITION*          DECEMBER 31, 2005
----------------------          -----------------
Commercial Paper                       42.55%
Repurchase Agreements                  35.87
Euro Certificate of Deposit             6.22
Yankee Certificate of Deposit           5.55
Certificate of Deposit                  5.49
Medium Term Note                        2.44
Bank Note                               1.22
Promissory Note                         0.61
Other assets less liabilities           0.05
                                      ------
Total                                 100.00%
                                      ======

MATURITY LADDER*   DECEMBER 31, 2005
----------------   -----------------
3 Days                     35.9%
4-90 Days                  61.8
90+ Days                    2.3
                          -----
Total                     100.0%
                          =====
Average maturity        20 Days

* As a percentage of net assets as of the date indicated. The Portfolio's composition will vary over time.

STATE STREET MONEY MARKET PORTFOLIO

EXPENSE EXAMPLE

As a shareholder of the State Street Money Market Portfolio (the "Portfolio"), you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2005 to December 31, 2005.

The table below illustrates your Portfolio's costs in two ways:

     - BASED ON ACTUAL FUND RETURN. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

          To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading "Expenses Paid During Period".

     - BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Portfolio's costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case- because the return used is not the Portfolio's actual return- the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2005

                     BEGINNING         ENDING      EXPENSES PAID
                   ACCOUNT VALUE   ACCOUNT VALUE       DURING
                      7/1/05          12/31/05        PERIOD *
                   -------------   -------------   -------------
BASED ON ACTUAL
PORTFOLIO RETURN     $1,000.00       $1,019.23         $ 0.51

BASED ON
HYPOTHETICAL (5%
RETURN BEFORE
EXPENSES)            $1,000.00       $1,024.70         $ 0.51

* The calculations are based on expenses incurred in the most recent fiscal period of the Portfolio. The Portfolio's annualized average weighted expense ratio as of December 31, 2005 was 0.100%. The dollar amounts shown as "Expenses Paid" are equal to the annualized average weighted expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2005

NAME OF ISSUER                              INTEREST    MATURITY     PRINCIPAL      AMORTIZED
AND TITLE OF ISSUE                            RATE        DATE         AMOUNT         COST +
------------------                          --------   ----------   -----------   --------------
COMMERCIAL PAPER -- 42.55%
ABCP CDO -- 1.55%
   Klio II Funding Corp.                     4.350%    01/24/2006   $25,515,000   $   25,444,090
                                                                                  --------------
ABCP CREDIT ARBITRAGE -- 8.80%
   Galaxy Funding, Inc.                      4.420%    03/22/2006    25,000,000       24,754,444
   Giro Funding Us Corp.                     4.340%    01/30/2006    50,000,000       49,825,194
   Grampian Funding Ltd.                     3.365%    03/08/2006    35,000,000       34,719,912
   Newport Funding Corp.                     4.220%    01/23/2006    35,000,000       34,909,739
                                                                                  --------------
                                                                                     144,209,289
                                                                                  --------------
ABCP HYBRID -- 4.00%
   Giro Balanced Funding                     4.310%    01/05/2006    35,646,000       35,628,929
   Polonius, Inc.                            4.270%    01/06/2006    30,000,000       29,982,208
                                                                                  --------------
                                                                                      65,611,137
                                                                                  --------------
ABCP RECEIVABLES AND SECURITIES -- 17.32%
   Amsterdam Funding Corp.                   4.280%    01/30/2006    40,000,000       39,862,089
   Cafco LLC                                 4.220%    01/20/2006    40,784,000       40,693,165
   Chariot Funding LLC                       4.220%    01/24/2006    35,000,000       34,905,636
   Ciesco LP                                 4.220%    01/17/2006    44,000,000       43,917,476
   Eiffel Funding LLC                        4.230%    01/23/2006    25,000,000       24,935,375
   Gemini Securitization Corp.               4.250%    01/06/2006    25,000,000       24,985,243
   Jupiter Securitization Corp.              4.220%    01/26/2006    35,000,000       34,897,431
   Nieuw Amsterdam Receivables               4.300%    01/18/2006    40,000,000       39,918,778
                                                                                  --------------
                                                                                     284,115,193
                                                                                  --------------
ABCP SINGLE SELLER -- 4.37%
   Emerald Notes                             4.440%    03/08/2006    32,000,000       31,739,520
   Park Granada LLC                          4.310%    01/09/2006    40,000,000       39,961,689
                                                                                  --------------
                                                                                      71,701,209
                                                                                  --------------
BANK FOREIGN -- 6.51%
   Bank of Ireland                           4.275%    01/31/2006    60,000,000       59,786,250
   Macquarie Bank Ltd. (a) (b)               4.139%    07/18/2006    12,000,000       11,999,349
   Santander Finance                         4.220%    01/23/2006    35,000,000       34,909,739
                                                                                  --------------
                                                                                     106,695,338
                                                                                  --------------
TOTAL COMMERCIAL PAPER                                                               697,776,256
                                                                                  --------------
CERTIFICATES OF DEPOSIT -- 5.49%
BANK DOMESTIC -- 5.49%
   Washington Mutual Bank                    4.300%    01/17/2006    40,000,000       40,000,000
   Wells Fargo Bank                          4.300%    01/25/2006    50,000,000       50,000,000
                                                                                  --------------
TOTAL CERTIFICATES OF DEPOSIT                                                         90,000,000
                                                                                  --------------
YANKEE CERTIFICATES OF DEPOSIT -- 5.55%
BANK FOREIGN -- 5.55%
   BNP Paribas NT Branch                     4.300%    01/31/2006    35,000,000       35,000,000
   Calyon NY                                 3.745%    06/14/2006     6,000,000        5,999,605
   UBS AG                                    4.310%    01/31/2006    50,000,000       50,000,000

                        See Notes to Financial Statements

                       STATE STREET MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                DECEMBER 31, 2005

                                                                                  --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT                                                  90,999,605
                                                                                  --------------
EURO CERTIFICATE OF DEPOSIT -- 6.22%
BANK FOREIGN -- 6.22%
   Barclays Bank Euro                        4.290%    01/24/2006    12,000,000       12,000,000
   Credit Agricole Indosuez Ldn              4.210%    03/23/2006     5,000,000        4,998,167
   HBOS Treasury Services                    4.260%    01/31/2006    35,000,000       35,000,000
   Societe Generale                          4.310%    01/30/2006    50,000,000       50,000,000
                                                                                  --------------
TOTAL EURO CERTIFICATE OF DEPOSIT                                                    101,998,167
                                                                                  --------------
BANK NOTE -- 1.22%
BANK DOMESTIC -- 1.22%
   National City Bank (c)                    4.290%    02/09/2006    20,000,000       19,999,892
                                                                                  --------------
TOTAL BANK NOTE                                                                       19,999,892
MEDIUM TERM NOTES -- 2.44%
BROKERAGE -- 1.22%
   Merrill Lynch & Co., Inc. (c)             4.430%    03/17/2006    20,000,000       20,004,189
                                                                                  --------------
FINANCE NON-CAPTIVE CONSUMER -- 1.22%
   American Honda Finance Corp. (a)(b)(c)    4.461%    06/22/2006    20,000,000       20,000,000
                                                                                  --------------
TOTAL MEDIUM TERM NOTES                                                               40,004,189
                                                                                  --------------
PROMISSORY NOTE -- 0.61%
   Goldman Sachs Group, Inc. (a)(d)          4.379%    02/22/2006    10,000,000       10,000,000
                                                                                  --------------
TOTAL PROMISSORY NOTE                                                                 10,000,000
                                                                                  --------------
REPURCHASE AGREEMENTS -- 35.87%
   Banc of America Tri Party Repo, dated
      12/30/05 (collateralized by
      Federal National Mortgage
      Association, 5.000% due 09/01/18 -
      08/01/35 valued at $263,352,780);
      proceeds $258,312,357                  4.300%    01/03/2006   258,189,000      258,189,000
   Citigroup Global Markets, Inc. Tri
      Party Repo, dated 12/30/05
      (collateralized by Corporate Notes,
      4.750% - 7.700% due 07/30/10 -
      03/15/14 valued at $21,000,000);
      proceeds $20,009,556                   4.300%    01/03/2006    20,000,000       20,000,000
   Morgan Stanley, Tri Party Repo, dated
      12/30/05 (collateralized by
      Federal National Mortgage
      Association, 5.000% - 6.000% due
      04/01/33 - 08/01/35 valued at
      $317,616,864); proceeds
      $311,147,767                           4.290%    01/03/2006   310,000,000      310,000,000
                                                                                  --------------
TOTAL REPURCHASE AGREEMENTS                                                          588,189,000
                                                                                  --------------
TOTAL INVESTMENTS -- 99.95%                                                        1,638,967,109
ASSETS IN EXCESS OF LIABILITIES -- 0.05%                                                 904,158
                                                                                  --------------
NET ASSETS -- 100.00%                                                             $1,639,871,267
                                                                                  ==============

(a) Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended ("1933 Act") or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered.

(b) Security subject to restrictions on resale that has been deemed by the Adviser to be liquid.

(c)  Floating Rate Note - Interest rate shown is in effect at December 31, 2005.

(d) Security subject to restrictions on resale that has been deemed by the Adviser to be illiquid. The Portfolio may not invest more than 10% of its net assets in illiquid securities. At December 31, 2005, this security represents 0.61% of net assets.

+    See Note 2 to the Notes to Financial Statements.

                        See Notes to Financial Statements

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2005

ASSETS
Investments in unaffiliated issuers,
   at amortized cost (Note 2)               $1,050,778,109
Repurchase agreements
   (cost $588,189,000) (Note 2)                588,189,000
                                            --------------
                                             1,638,967,109

Receivables:
   Interest receivable                           1,307,207
   Receivable from adviser (Note 3)                191,631
                                            --------------
      Total assets                           1,640,465,947

LIABILITIES

Payables:
   Due to custodian                                    437
   Administration, custody and transfer
      agent fees (Note 3)                           16,400
   Investment advisory fee (Note 3)                535,241
   Professional fees                                31,744
   Accrued expenses and other liabilities           10,858
                                            --------------
   Total Liabilities                               594,680
                                            --------------
NET ASSETS                                  $1,639,871,267
                                            ==============

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME
   Interest                                                          $27,542,322
                                                                     -----------
EXPENSES
   Management fees (Note 3)                                              802,679
   Administration, custody and transfer agent fees (Note 3)              204,176
   Professional fees                                                      42,504
   Trustees' fees                                                         22,498
   Printing fees                                                           5,416
   Other expenses                                                         14,306
                                                                     -----------
      Total Expenses                                                   1,091,579
   Less: Fee waivers/reimbursements by investment adviser (Note 3)      (289,228)
                                                                     -----------
      Total Net Expenses                                                 802,351
                                                                     -----------
NET INVESTMENT INCOME                                                 26,739,971
                                                                     -----------
Net realized gain on investments                                           2,656
                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $26,742,627
                                                                     ===========

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS

                                                                For the Year       For the Period
                                                                   Ended                Ended
                                                             December 31, 2005   December 31, 2004*
                                                             -----------------   ------------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
   Net investment income                                      $    26,739,971      $     2,116,765
   Net realized gain on investments                                     2,656                   --
                                                              ---------------      ---------------
      Net increase in net assets resulting from operations         26,742,627            2,116,765
                                                              ---------------      ---------------

CAPITAL TRANSACTIONS
   Proceeds from contributions                                  8,537,558,832        1,620,664,197
   Fair value of withdrawals                                   (7,306,145,697)      (1,241,065,457)
                                                              ---------------      ---------------
   Net increase in net assets from capital transactions         1,231,413,135          379,598,740
                                                              ---------------      ---------------
TOTAL NET INCREASE IN NET ASSETS                                1,258,155,762          381,715,505

NET ASSETS
Beginning of period                                               381,715,505                   --
                                                              ---------------      ---------------
End of period                                                 $ 1,639,871,267      $   381,715,505
                                                              ===============      ===============

*    The Portfolio commenced operations on August 12, 2004.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:

                                                 YEAR        PERIOD
                                                 ENDED       ENDED
                                              12/31/2005   12/31/04*
                                              ----------   ---------
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (in thousands)   $1,639,871    $381,716

   Ratios to average net assets:
      Gross operating expenses                      0.14%       0.18%**
      Net operating expenses                        0.10%       0.10%**
      Net investment income                         3.33%       1.71%**

   Total return (a)                                 3.31%       0.68%

----------
*    The Portfolio commenced operations on August 12, 2004.

**   Annualized.

(a) Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.

                       See Notes to Financial Statements.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2005

1. ORGANIZATION

State Street Master Funds (the "Trust") is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises six investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Money Market Portfolio (the "Portfolio"). At December 31, 2005, only the Portfolio and the State Street Equity 500 Index Portfolio were in operation. The Portfolio commenced operations on August 12, 2004. Pursuant to the Trust's Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio's investment objective is to maximize current income to the extent consistent with the preservation of capital and liquidity by investing in dollar denominated securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

SECURITIES TRANSACTIONS, INVESTMENT INCOME AND EXPENSES: Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner's daily ownership percentage.

FEDERAL INCOME TAXES: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been "passed through" to the Portfolio's partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2005

At December 31, 2005, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

REPURCHASE AGREEMENTS: A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio's transactions, is within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Portfolio is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. ("SSgA FM" or the "Adviser"), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company ("State Street").

EXPENSE ALLOCATION: Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to a Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made fairly.

USE OF ESTIMATES: The Portfolio's financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3. RELATED PARTY FEES

The Portfolio has entered into an investment advisory agreement with SSgA FM. The Adviser directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. In compensation for the Adviser's services as investment adviser, the Portfolio pays the Adviser an annual fee of 0.10% of the Portfolio's average daily net assets. The Adviser has contractually agreed to cap the total operating expenses of the Portfolio at 0.10% of the Portfolio's average daily net assets until April 30, 2006. For the period ended December 31, 2005, SSgA FM reimbursed the Portfolio $204,495 under this agreement.

STATE STREET MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 2005

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street's services as administrator, custodian and transfer agent, the Portfolio pays State Street an annual fee, accrued daily at the rate of 1/365th of the applicable fee rate described below and payable monthly, of the following annual percentages of the Portfolio's average daily net assets during the month as follows:

Average Assets                        Annual percentage of
Break Point                           average daily net assets
--------------                        ------------------------
First $200 Million                    0.04%
Next $200 Million                     0.03
Thereafter                            0.02

Minimum annual fee:
Assets of $500 million and less       $150,000
Assets of $500 million - $2 billion   $200,000 with 0.01% waiver

State Street has contractually agreed to waive 0.01% of its fees on an annual basis when the Portfolio's assets are between $500 million and $2 billion. For the period ended December 31, 2005, the Portfolio waived $84,733 under this agreement.

4. TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of SSgA FM or State Street $2,500 for each meeting of the Board of Trustees and an additional $500 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $20,000. Each trustee is reimbursed for out-of-pocket and travel expenses.

5. INDEMNIFICATIONS

Like many other companies, the Trust's organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

   REPORT OF ERNST & YOUNG LLP, INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of State Street Master Funds and Owners of Beneficial Interest of State Street Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Money Market Portfolio (one of the portfolios constituting State Street Master Funds)(the Portfolio) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for the year then ended and for the period from August 12, 2004 (commencement of operations) to December 31, 2004 and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Money Market Portfolio of State Street Master Funds at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for the year then ended and for the period from August 12, 2004 (commencement of operations) to December 31, 2004 and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.


                                        (ERNST & YOUNG LLP)

Boston, Massachusetts
February 16, 2006

STATE STREET MONEY MARKET PORTFOLIO
DECEMBER 31, 2005

GENERAL INFORMATION (UNAUDITED)

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures is available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the "SEC") at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31
(i) without charge, upon request, by calling (877) 521-4083 or (ii) on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

ADVISORY AGREEMENT RENEWAL

The Board of Trustees of the Trust met on November 16, 2005 (the "Meeting") to consider the renewal of the investment advisory agreement for the Portfolio (the "Advisory Agreement"). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from the relationship with the Portfolio and Trust, (iv) the extent to which economies of scale would be realized if and as the Portfolio grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Portfolio and Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser's responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is a money-market fund. The Trustees reviewed the background and experience of the Adviser's senior management, including those individuals responsible for the investment and compliance operations

STATE STREET MONEY MARKET PORTFOLIO
DECEMBER 31, 2005

relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolio's investments, in monitoring and securing the Portfolio's compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser's overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.4 trillion in assets under management. They reviewed information regarding State Street's business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of money market products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that materials provided by Lipper Inc. at the Meeting indicated that the Portfolio's performance had been above average for its Lipper peer group for both for the one-year and since-inception periods ending September 30, 2005. Accordingly, they concluded that the performance of the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended September 30, 2005. They first discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations. Concluding that these methodologies were reasonable, they turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser's and State Street's relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio's advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio's advisory fee and total expense ratio were lower than the average for the peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser's fee. The Trustees also considered that to help limit expenses of the Portfolio, the Adviser had agreed to reduce its investment advisory fee for the Portfolio, or otherwise reimburse the Portfolio for its operating expenses, to the extent they were to exceed specified levels. It was noted that the Adviser had, in fact, reduced its advisory fee or otherwise reimbursed

STATE STREET MONEY MARKET PORTFOLIO
DECEMBER 31, 2005

expenses for the Portfolio. The Board determined that the Adviser's fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser's affiliates may benefit from the Trust's relationship with State Street as fund administrator, custodian and transfer agent and the Portfolio's use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio's brokerage transactions. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser's fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio's fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, in view of the comparatively small asset size of each of the Portfolio, the economies of scale actually realized, if any, were minor and that, in any event, such economies of scale, if any, were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves.

TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED).

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

     -    business addresses and ages;

     -    principal occupations during the past five years; and

     -    other directorships of publicly traded companies or funds.

As of December 31, 2005, none of the Trustees were considered to be an "interested person" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").

                                                                                                   NUMBER OF FUNDS   OTHER
NAME, ADDRESS, AND          POSITION(S)   TERM OF OFFICE                                           IN FUND COMPLEX   DIRECTORSHIPS
DATE OF BIRTH               HELD WITH     AND LENGTH OF      PRINCIPAL OCCUPATION                  OVERSEEN BY       HELD BY
("DOB")                     TRUST         TIME SERVED        DURING PAST FIVE YEARS                TRUSTEE*          TRUSTEE
------------------          -----------   ----------------   ----------------------                ---------------   -------------
INDEPENDENT TRUSTEES

Michael F.Holland           Trustee and   Term: Indefinite   Chairman, Holland & Company L.L.C.    12                Trustee, State
Holland & Company, LLC      Chairman of   Elected: 2/00      (investment adviser)                                    Street
375 Park Avenue             the Board                        (1995 - present).                                       Institutional
New York, NY 10152                                                                                                   Investment
DOB: July 7, 1944                                                                                                    Trust;
                                                                                                                     Director, the
                                                                                                                     Holland Series
                                                                                                                     Fund, Inc.;
                                                                                                                     and Director,
                                                                                                                     the China
                                                                                                                     Fund, Inc.

William L. Boyan            Trustee       Term: Indefinite   Trustee of Old Mutual South Africa    12                Trustee,
State Street Master Funds                 Elected: 2/00      Master Trust (investments) (1995                        State Street
P.O. Box 5049                                                - present); Chairman emeritus,                          Institutional
Boston, MA 02206                                             Children's Hospital (1984 -                             Investment
DOB: January 20, 1937                                        present); Director, Boston Plan For                     Trust; and
                                                             Excellence (non-profit) (1994 -                         Trustee, Old
                                                             present); President and Chief                           Mutual South
                                                             Operations Officer, John Hancock                        Africa Master
                                                             Mutual Life Insurance Company (1959                     Trust
                                                             - 1999). Mr. Boyan retired in 1999.

Rina K. Spence              Trustee       Term: Indefinite   President of SpenceCare               12                Trustee, State
7 Acacia Street                           Elected: 2/00      International LLC (1998 - present);                     Street
Cambridge, MA 02138                                          Member of the Advisory Board,                           Institutional
DOB: October 24, 1948                                        Ingenium Corp. (technology company)                     Investment
                                                             (2001 - present); Chief Executive                       Trust;
                                                             Officer, IEmily.com (internet                           Director,
                                                             company) (2000 - 2001); Chief                           Berkshire Life
                                                             Executive Officer of Consensus                          Insurance
                                                             Pharmaceutical, Inc. (1998 - 1999);                     Company of
                                                             Founder, President and Chief                            America; and
                                                             Executive Officer of Spence Center                      Director,
                                                             for Women's Health (1994 - 1998);                       IEmily.com
                                                             Trustee, Eastern Enterprise
                                                             (utilities) (1988 - 2000).

Douglas T. Williams         Trustee       Term: Indefinite   Executive Vice President of Chase     12                Trustee,
State Street Master                       Elected: 2/00      Manhattan Bank (1987 - 1999). Mr.                       State Street
Funds P.O. Box 5049                                          Williams retired in 1999.                               Institutional
Boston, MA 02206                                                                                                     Investment
DOB: December 23, 1940                                                                                               Trust


* The "Fund Complex" consists of six series of the Trust and six series of State Street Institutional Investment Trust.

                                                                                                     NUMBER OF FUNDS  OTHER
NAME, ADDRESS, AND           POSITION(S)  TERM OF OFFICE                                             IN FUND COMPLEX  DIRECTORSHIPS
DATE OF BIRTH                HELD WITH    AND LENGTH OF      PRINCIPAL OCCUPATION                    OVERSEEN BY      HELD BY
("DOB")                      TRUST        TIME SERVED        DURING PAST FIVE YEARS*                 TRUSTEE          TRUSTEE
------------------           -----------  --------------     -----------------------                 ---------------  -------------
EXECUTIVE OFFICERS

James E. Ross                President    Term:              President, SSgA Funds Management,              --              --
SSgA Funds Management, Inc.               Indefinite         inc. (2005 - present); Principal,
State Street Financial                    Elected: 4/05      SSgA Funds Management, Inc. (2001
Center                                                       - present); Principal, State Street
One Lincoln Street                                           Global Advisers (March 2000 -
Boston, MA 02111                                             present); Vice President, State
DOB: June 24, 1965                                           Street Bank and Trust Company (1998
                                                             - March 2000).

Gary L. French               Treasurer    Term:              Senior Vice President of State Street          --              --
State Street Bank and Trust               Indefinite         Bank and Trust Company (2002
Company                                   Elected: 5/05      - present); Managing Director, Deutsch
2 Avenue de Lafayette                                        Bank (including its predecessor,
Boston, MA 02111                                             Scudder Investments), Fund Operations
DOB: July 4, 1951                                            Unit (2001 - 2002); President, UAM
                                                             Fund Services (1995 to 2001).

Julie A. Tedesco             Secretary    Term:              Vice President and Senior Counsel of           --              --
State Street Bank and Trust               Indefinite         State Street Bank and Trust Company
Company                                   Elected: 5/00      (2000 - present); Counsel of First
225 Franklin Street                                          Data Investor Services Group, Inc.,
Boston, MA 02110                                             (1994 - 2000).
DOB: September 30, 1957

Peter A. Ambrosini           Chief        Term:              Senior Principal and Chief Compliance          --              --
SSgA Funds Management,       Compliance   Indefinite         and Risk Management Officer, SSgA
Inc.                         Officer      Elected: 5/04      Funds Management, Inc. and State
State Street Financial                                       Street Global Advisors
Center                                                       (2001-present); Managing Director,
One Lincoln Street                                           PricewaterhouseCoopers LLP
Boston, MA 02111                                             (1986 - 2001).
DOB: December 17, 1943

* Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

TRUSTEES
Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

INVESTMENT ADVISER
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

LEGAL COUNSEL
Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

STATE STREET MONEY MARKET PORTFOLIO
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

ITEM 2. CODE OF ETHICS.

As of the end of the period, December 31, 2005, State Street Master Funds (the "Trust" or "Registrant") has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Trust's principal executive officer and principal financial officer. The Trust has not made any amendments to its code of ethics during the covered period. The Trust has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Trust's code of ethics is filed as Exhibit 12(a)(1) to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Trust's Board of Trustees (the "Board") has determined that the Trust has the following "audit committee financial experts" as defined in Item 3 of Form N-CSR serving on its Audit Committee: Messrs. Michael F. Holland, William L. Boyan and Douglas T. Williams and Ms. Rina K. Spence. Each of the audit committee financial experts is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a)      Audit Fees

                  For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP ("E&Y"), the Trust's principal accountant, for the audit of the Trust's annual financial statements and services normally provided by E&Y in connection with the Trust's statutory and regulatory filings or engagement were $63,500 and $95,000, respectively.

         (b)      Audit-Related Fees

                  For the fiscal years ended December 31, 2005 and December 31, 2004, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust's financial statements that were not reported under (a) of this Item.

         (c)      Tax Fees

                  For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning were $19,250 and $14,000, respectively. Such tax services included the review of income and excise tax returns for the Trust.

         (d)      All Other Fees

                  For the fiscal years ended December 31, 2005 and December 31, 2004, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in (a) through
                  (c).

                  For the fiscal years ended December 31, 2005 and December 31, 2004, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Trust's audit committee.

         (e)(1)   Audit Committee Pre-Approval Policies and Procedures

                  The Trust's Audit Committee Charter states the following with respect to pre-approval procedures:


                      "Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:

                         1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled MEETING; or

                         2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee's responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.

                      De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if:
                      (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

                      Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.

                      Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person)."

         (e)(2)   Percentages of Services

                  None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph
                  (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

         (f)      Not applicable.

         (g)      Total Fees Paid By Adviser and Certain Affiliates

                  For the fiscal years ended December 31, 2005 and December 31, 2004, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were $3,561,000 and $4,132,210, respectively.

         (h) E&Y notified the Trust's Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust's Audit Committee to consider whether such services were compatible with maintaining E&Y's independence.

ITEM 5. AUDIT COMMITTEES OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable to the Registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable to the Registrant.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust's second fiscal quarter covered by this Form N-CSR filing that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the 1940 Act.

(b) Certifications of principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(b) under the 1940 Act.

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(REGISTRANT):     State Street Master Funds

By:               /s/James E. Ross
                  -----------------------------------------------
                  James E. Ross
                  President

Date:             February 17, 2006


By:               /s/Gary L. French
                  -----------------------------------------------
                  Gary L. French
                  Treasurer

Date:             February 17, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:               /s/James E. Ross
                  -----------------------------------------------
                  James E. Ross
                  President

Date:             February 17, 2006



By:               /s/Gary L. French
                  -----------------------------------------------
                  Gary L. French
                  Treasurer

Date:             February 17, 2006